RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details) - USD ($)		3 Months Ended	4 Months Ended	7 Months Ended
	Sep. 09, 2020	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
BALANCE SHEET
Warrant liability	$ 1,428,600	$ 1,825,433	$ 1,825,433	$ 4,525,250
Total Liabilities	5,598,227	5,938,775	5,938,775	8,696,808
Class A common stock subject to possible redemption	105,848,020	105,400,927		102,489,230
Class A Common Stock	133	137	137	166
Additional Paid-in Capital	5,227,183	5,674,272	5,674,272	8,585,940
Accumulated Deficit	$ (227,601)	$ (674,687)	(674,687)	$ (3,586,390)
Number of Class A Common Stock Subject to Redemption	10,584,802	10,540,093		10,248,923
STATEMENT OF OPERATIONS
Change in fair value of warrant liability		$ 238,100	238,100	$ 3,096,650
Transaction costs allocated to warrant liabilty		226,601	226,601	226,601
Net loss		(673,687)	(674,687)	$ (3,586,390)
Weighted average shares outstanding of common stock				405,000
STATEMENT OF CASH FLOWS
Net loss			(674,687)	$ (3,586,390)
Allocation of initial public offering costs		$ 226,601	226,601	226,601
Change in fair value of warrant liability			396,833	3,096,650
Initial classification of warrant liability			1,428,600	1,428,600
Initial classification of common stock subject to possible redemption			105,848,020	105,848,020
Change in value of common stock subject to possible redemption			$ (447,093)	$ (3,358,790)
Class A redeemable common stock
STATEMENT OF OPERATIONS
Weighted average shares outstanding of common stock		11,500,000	11,500,000	11,500,000
Basic and diluted income per share		$ 0.00	$ 0.00	$ 0.00
Class A and Class B non-redeemable common stock
STATEMENT OF OPERATIONS
Weighted average shares outstanding of common stock		3,280,000	3,280,000	3,100,220
Basic and diluted income per share		$ (0.16)	$ (0.16)	$ (1.16)
As Previously Reported
BALANCE SHEET
Total Liabilities	$ 4,169,627	$ 4,113,342	$ 4,113,342	$ 4,171,558
Class A common stock subject to possible redemption	107,276,620	107,226,360		107,014,480
Class A Common Stock	118	118	118	120
Additional Paid-in Capital	5,000,597	5,050,857	5,050,857	5,262,735
Accumulated Deficit	$ (1,000)	$ (51,253)	(51,253)	$ (263,139)
Number of Class A Common Stock Subject to Redemption	10,727,662	10,722,636		10,701,448
STATEMENT OF OPERATIONS
Transaction costs allocated to warrant liabilty				$ 0
Net loss		$ (50,253)	(51,253)	(263,139)
STATEMENT OF CASH FLOWS
Net loss			(51,253)	(263,139)
Allocation of initial public offering costs				0
Change in fair value of warrant liability			0	0
Initial classification of warrant liability			0	0
Initial classification of common stock subject to possible redemption			107,276,620	107,276,620
Change in value of common stock subject to possible redemption			$ (50,260)	$ (103,590)
As Previously Reported | Class A redeemable common stock
STATEMENT OF OPERATIONS
Weighted average shares outstanding of common stock		11,500,000	11,500,000	11,500,000
Basic and diluted income per share		$ 0.00	$ 0.00	$ 0.00
As Previously Reported | Class A and Class B non-redeemable common stock
STATEMENT OF OPERATIONS
Weighted average shares outstanding of common stock		3,280,000	3,280,000	3,100,220
Basic and diluted income per share		$ (0.02)	$ (0.02)	$ (0.08)
Adjustments
BALANCE SHEET
Warrant liability	$ 1,428,600	$ 1,825,433	$ 1,825,433	$ 4,525,250
Total Liabilities	1,428,600	1,825,433	1,825,433	4,525,250
Class A common stock subject to possible redemption	(1,428,600)	(1,825,433)		(4,525,250)
Class A Common Stock	15	19	19	46
Additional Paid-in Capital	226,586	623,415	623,415	3,323,205
Accumulated Deficit	$ (226,601)	$ (623,434)	(623,434)	$ (3,323,251)
Number of Class A Common Stock Subject to Redemption	(142,860)	(182,543)		(452,525)
STATEMENT OF OPERATIONS
Change in fair value of warrant liability		$ 396,833	396,833	$ 3,096,650
Transaction costs allocated to warrant liabilty		226,601	226,601	226,601
Net loss		(623,434)	(623,434)	(3,323,251)
STATEMENT OF CASH FLOWS
Net loss			(623,434)	(3,323,251)
Allocation of initial public offering costs		$ 226,601	226,601	226,601
Change in fair value of warrant liability			396,833	3,096,650
Initial classification of warrant liability			1,428,600	1,428,600
Initial classification of common stock subject to possible redemption			(1,428,600)	(1,428,600)
Change in value of common stock subject to possible redemption			$ (396,833)	$ (3,255,200)
Adjustments | Class A redeemable common stock
STATEMENT OF OPERATIONS
Basic and diluted income per share		$ 0.00	$ 0.00	$ 0.00
Adjustments | Class A and Class B non-redeemable common stock
STATEMENT OF OPERATIONS
Basic and diluted income per share		$ (0.14)	$ (0.14)	$ (1.08)